Correction of Methodology	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Correction of Methodology
40.	CORRECTION OF METHODOLOGY

During the year ended 31 December 2017, the Group corrected the amortisation methodology for the mineral rights asset at the Australian operations to reduce the level of estimation required in calculating amortisation. Prior to the correction of the methodology, the total mineral rights asset capitalised at the Australian operation was depreciated on a units-of-production basis over a useful life that exceeded proved and probable reserves. The amortisation estimation methodology was corrected in order to divide the total mineral rights asset capitalised at the respective operations into a depreciable and a non-depreciable component. The mineral rights are initially capitalised to the mineral rights asset as a non-depreciable component. The depreciable component is amortised over the estimated proved and probable ore reserves on a units-of-production method. For further details, refer to accounting policies pages 144 to 145.

As a result of this correction of the methodology, management identified an understatement of the amortisation and depreciation charge relating to prior periods. In order to assess the impact of the understatement, the Group applied SEC Staff Accounting Bulletin (“SAB”) No 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. SAB No 108 states that registrants must quantify the impact of correcting all misstatements on all periods presented, including both the carryover (iron curtain method) and reversing (rollover method) effects of prior year misstatements on the current year financial statements, and by evaluating the misstatement measured under each method in light of quantitative and qualitative factors.

Under SAB No 108, prior year misstatements which, if corrected in the current year would be material to the current year, must be corrected by adjusting prior year financial statements, even though such correction previously was and continues to be immaterial to the prior year financial statements. Correcting prior year financial statements for such immaterial errors does not require previously issued or filed financial statements to be amended.

In accordance with SAB No 99 Materiality, the Group assessed the materiality of the understatement and concluded that it was not material to any of the Group’s previously issued or filed financial statements taken as a whole. The cumulative understatement was material in 2017 if corrected in the current year.

The conclusions above in terms of SAB No 99 and No 108 are consistent with the requirements of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, as well as principles of IFRS. As a result, the immaterial misstatements were corrected by restating each of the affected financial statement line items for prior periods (all unaffected financial statement line items have been grouped together as “other”).

The following table summarises the cumulative impact of the correction of the amortisation methodology:

	Property, plant and equipment				Deferred tax balance[1]				Equity
	St Ives	Agnew	Granny Smith	Total	St Ives	Agnew	Granny Smith	Total	St Ives	Agnew	Granny Smith	Total
Balance at 31 December 2014	(19.6)	7.8	0.9	(10.9)	5.9	(2.3)	(0.3)	3.3	(13.7)	5.5	0.6	(7.6)

Profit or loss	(11.7)	4.0	0.3	(7.4)	3.5	(1.2)	(0.1)	2.2	(8.2)	2.8	0.2	(5.2)
Translation	2.6	(1.0)	(0.1)	1.5	(0.8)	0.3	0.1	(0.4)	1.8	(0.7)	—	1.1

Balance at 31 December 2015	(28.7)	10.8	1.1	(16.8)	8.6	(3.2)	(0.3)	5.1	(20.1)	7.6	0.8	(11.7)

Profit or loss	(9.2)	2.5	0.1	(6.6)	2.8	(0.8)	—	2.0	(6.5)	1.7	0.1	(4.7)
Translation	0.3	(0.1)	—	0.2	(0.1)	—	(0.1)	(0.2)	0.3	(0.1)	(0.1)	0.1

Balance at 31 December 2016	(37.6)	13.2	1.2	(23.2)	11.3	(4.0)	(0.4)	6.9	(26.3)	9.2	0.8	(16.3)

1	For the purpose of this analysis, deferred tax has been calculated at 30%.

The following tables summarise the impact on the Group’s consolidated financial statements:

(i) Consolidated income statement

	UNITED STATES DOLLAR
	31 December 2016					31 December 2015
	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated
Revenue	2,749.5	—	2,749.5	(83.1)	2,666.4	2,545.4	—	2,545.4	(91.3)	2,454.1
Cost of sales	(2,066.7)	(6.6)	(2,073.3)	72.1	(2,001.2)	(2,066.1)	(7.4)	(2,073.5)	85.0	(1,988.5)
Others	(317.0)	—	(317.0)	9.2	(307.8)	(474.8)	—	(474.8)	18.1	(456.7)

Profit before taxation	365.8	(6.6)	359.2	(1.8)	357.4	4.5	(7.4)	(2.9)	11.8	8.9
Mining and income taxation	(192.1)	2.0	(190.1)	0.6	(189.5)	(247.1)	2.2	(244.9)	(3.6)	(248.5)

Profit/(loss) from continuing operations	173.7	(4.6)	169.1	(1.2)	167.9	(242.6)	(5.2)	(247.8)	8.2	(239.6)

Profit/(loss) from discontinued operations, net of taxation	—	—	—	1.2	1.2	—	—	—	(8.2)	(8.2)

Profit/(loss) for the year	173.7	(4.6)	169.1	—	169.1	(242.6)	(5.2)	(247.8)	—	(247.8)

Profit/(loss) attributable to:
– Owners of the parent	162.8	(4.6)	158.2	—	158.2	(242.1)	(5.2)	(247.3)	—	(247.3)
– Non-controlling interest holders	10.9	—	10.9	—	10.9	(0.5)	—	(0.5)	—	(0.5)

	173.7	(4.6)	169.1	—	169.1	(242.6)	(5.2)	(247.8)	—	(247.8)

Earnings/loss per share attributable to owners of the parent:
Basic earnings/(loss) per share from continuing operations – cents	20	(1)	19	—	19	(31)	(1)	(32)	1	(31)
Diluted earnings/(loss) per share from continuing operations – cents	20	(1)	19	—	19	(31)	(1)	(32)	1	(31)

(ii) Consolidated statement of comprehensive income

	UNITED STATES DOLLAR
	31 December 2016					31 December 2015
	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated
Profit/(loss) for the year	173.7	(4.6)	169.1	—	169.1	(242.6)	(5.2)	(247.8)	—	(247.8)
Others comprehensive income, net of tax	121.4	—	121.4	—	121.4	(636.6)	1.1	(635.5)	—	(635.5)

Foreign currency translation adjustments	129.7	—	129.7	—	129.7	(637.0)	1.1	(635.9)	—	(635.9)
Others	(8.3)	—	(8.3)	—	(8.3)	0.4	—	0.4	—	0.4

Total comprehensive income for the year	295.1	(4.6)	290.5	—	290.5	(879.2)	(4.1)	(883.3)	—	(883.3)

Attributable to:
– Owners of the parent	284.2	(4.6)	279.6	—	279.6	(878.7)	(4.1)	(882.8)	—	(882.8)
– Non-controlling interest holders	10.9	—	10.9	—	10.9	(0.5)	—	(0.5)	—	(0.5)

	295.1	(4.6)	290.5	—	290.5	(879.2)	(4.1)	(883.3)	—	(883.3)

(iii) Consolidated statement of financial position

	UNITED STATES DOLLAR
	31 December 2016					1 January 2016
	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated	As previously reported	Adjustments	As restated before reclassification of discontinued operations	Discontinued operations reclassification	As restated
ASSETS
Property, plant and equipment	4,547.8	(23.2)	4,524.6	—	4,524.6	4,312.4	(16.8)	4,295.6	—	4,295.6
Others	1,786.9	—	1,786.9	—	1,786.9	1,565.3	—	1,565.3	—	1,565.3

Total assets	6,334.7	(23.2)	6,311.5	—	6,311.5	5,877.7	(16.8)	5,860.9	—	5,860.9

LIABILITIES
Deferred taxation	465.5	(6.9)	458.6	—	458.6	487.3	(5.1)	482.2	—	482.2
Others	2,679.6	—	2,679.6	—	2,679.6	2,622.4	—	2,622.4	—	2,622.4

Total liabilities	3,145.1	(6.9)	3,138.2	—	3,138.2	3,109.7	(5.1)	3,104.6	—	3,104.6

EQUITY
Retained earnings	1,570.9	(18.3)	1,552.6	—	1,552.6	1,447.3	(13.7)	1,433.6	—	1,433.6
Other reserves	(2,126.4)	2.0	(2,124.4)	—	(2,124.4)	(2,262.2)	2.0	(2,260.2)	—	(2,260.2)
Others	3,745.1	—	3,745.1	—	3,745.1	3,582.9	—	3,582.9	—	3,582.9

Total equity	3,189.6	(16.3)	3,173.3	—	3,173.3	2,768.0	(11.7)	2,756.3	—	2,756.3

Total equity and liabilities	6,334.7	(23.2)	6,311.5	—	6,311.5	5,877.7	(16.8)	5,860.9	—	5,860.9

(iv) Consolidated statement of cash flows

There is no impact on the total operating, investing or financing cash flows for the years ended 31 December 2016 and 2015 relating to the above adjustments. The consolidated statement of cash flows have been restated in respect of the discontinued operations reclassification.